UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust
(Exact name of registrant as specified in charter)

325 John H. McConnell Blvd, Suite 150, Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 325 John McConnell Blvd., Suite 150, Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (614) 255-5550

Date of fiscal year end:	September 30th

Date of reporting period:	June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Beverages	3.8%
Anheuser-Busch InBev		309,246	$37,062,012
Computers & Peripherals	3.7%
Apple Inc.		284,283	35,656,195
Diversified Consumer Services	7.8%
Moody’s Corp.		276,089	29,806,568
MSCI Inc.		738,529	45,456,460
			75,263,028
Food Products	10.3%
Mondelez International Inc. - Class A		1,699,676	69,924,671
Nestle SA - REG		399,957	28,875,445
			98,800,116
Health Care Equipment & Supplies	4.1%
Dentsply International Inc.		400,597	20,650,776
Zimmer Biomet Holdings Inc.		174,540	19,065,004
			39,715,780
Household Products	6.9%
Kimberly Clark Corp.		255,376	27,062,195
Procter & Gamble		499,400	39,073,056
			66,135,251
Internet Software & Services	3.5%
eBay Inc.(a)		556,901	33,547,716
IT Services	8.1%
Accenture PLC - Class A		802,754	77,690,532
Media	5.7%
McGraw Hill Financial Inc.		182,796	18,361,858
Time Warner Inc.		413,488	36,142,986
			54,504,844

See notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	24.7%
Abbott Laboratories		754,666	$37,039,007
GlaxoSmithKline PLC		1,981,950	41,184,487
Johnson & Johnson		625,809	60,991,345
Merck & Co. Inc.		606,763	34,543,018
Novartis AG - REG		450,176	44,369,986
Zoetis Inc.		400,339	19,304,347
			237,432,190
Software	10.5%
Microsoft Corp.		1,469,092	64,860,412
Oracle Corp.		907,948	36,590,304
			101,450,716
Tobacco	7.0%
Philip Morris International		839,205	67,279,065
TOTAL COMMON STOCKS (Cost $765,051,153)			924,537,445
TOTAL INVESTMENTS
(Cost $765,051,153)	96.1%		924,537,445
NET OTHER ASSETS (LIABILITIES)	3.9%		37,829,165
NET ASSETS	100.0%		$962,366,610

(a) Non-income producing security.

At June 30, 2015, the Fund’s investments were concentrated in the following countries:

Percentage of Net Assets
United States(1)	84.2%
Switzerland	7.6
United Kingdom	4.3
TOTAL	96.1%

(1)	The Fund invests in the Belgian line of Anheuser-Busch InBev (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

See notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

3

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$924,537,445	$—	$—	$924,537,445
Total Investments	$924,537,445	$—	$—	$924,537,445

(1)	See investment industries in the Schedule of Investments

As of June 30, 2015, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2015.

4

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$769,180,208	$170,311,531	$(14,954,294)	$155,357,237

5

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.2%
Consumer Discretionary	7.2%
Galaxy Entertainment Group Ltd.		2,313,082	$9,220,638
Genting Malaysia Bhd.		2,005,200	2,232,134
Grupo Televisa S.A.B. - ADR		364,300	14,142,126
Matahari Department Store Tbk PT		3,640,100	4,518,557
Naspers Ltd. - Class N		174,167	27,128,593
Sands China Ltd.		5,076,143	17,091,721
Vipshop Holdings Ltd. - ADR(a)		271,870	6,049,107
Westlife Development Ltd.(a)		205,786	969,469
			81,352,345
Consumer Staples	32.8%
Ambev S.A. - ADR		7,226,145	44,079,484
Amorepacific Corp.		21,285	7,976,270
British American Tobacco Malaysia Bhd.		220,532	3,623,902
British American Tobacco PLC		1,082,612	58,394,842
British American Tobacco PLC (London Exchange)		258,100	13,849,178
China Resources Enterprise Ltd.		1,043,532	3,365,559
Colgate-Palmolive India Ltd.		206,782	6,623,486
CP ALL PCL - REG		10,291,800	14,092,930
Fomento Economico Mexicano S.A.B. de C.V. - ADR		316,512	28,198,054
Hindustan Unilever Ltd.		1,482,763	21,344,988
ITC Ltd.		8,393,397	41,538,616
LG Household & Health Care Ltd.		13,410	9,305,070
Nestle India Ltd.		46,113	4,599,859
Orion Corp.		6,269	5,889,921
President Chain Store Corp.		1,229,660	8,648,211
SABMiller PLC		676,257	35,088,544
Souza Cruz S.A.		1,821,552	14,312,989
Thai Beverage PCL		18,971,900	10,775,887
Tsingtao Brewery Co. Ltd. - Class H		739,511	4,488,650
Unilever Indonesia Tbk PT		3,604,276	10,678,335
Wal-Mart de Mexico S.A.B. de C.V.		8,575,238	20,857,729
			367,732,504
Energy	0.9%
Ultrapar Participacoes S.A.		470,344	9,939,082
Financials	23.2%
Bangkok Bank PCL - REG		1,842,810	9,739,059
Bank Central Asia Tbk PT		18,488,743	18,721,022

 See notes to financial statements.

1

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value

BB Seguridade Participacoes S.A.		906,974	$9,947,513
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros		2,050,654	7,730,104
CETIP S.A. - Mercados Organizados		372,760	4,085,961
DBS Group Holdings Ltd.		877,451	13,479,201
Habib Bank Ltd.		3,046,988	6,421,802
HDFC Bank Ltd.		281,682	4,720,430
HDFC Bank Ltd. - ADR		761,317	46,082,518
Housing Development Finance Corp. Ltd.		2,735,802	55,697,715
Itausa - Investimentos Itau S.A.		7	19
Kasikornbank PCL - REG		1,886,700	10,557,543
Kotak Mahindra Bank Ltd.		462,029	10,054,645
Link REIT (The)		2,250,828	13,182,859
Malayan Banking Bhd.		5,327,623	12,906,036
Public Bank Bhd.		1,829,200	9,075,702
Remgro Ltd.		874,403	18,395,093
Samsung Fire & Marine Insurance Co. Ltd.		36,438	9,603,991
			260,401,213
Health Care.	4.1%
Bangkok Dusit Medical Services PCL - REG		5,257,000	3,066,213
Cipla Ltd.		1,397,976	13,509,963
Sun Pharmaceutical Industries Ltd.		2,137,100	29,351,565
			45,927,741
Information Technology	17.5%
Alibaba Group Holding Ltd. - ADR(a)		241,469	19,865,655
Autohome, Inc. - ADR(a)		59,738	3,019,158
Baidu, Inc. - ADR(a)		164,549	32,758,415
Bitauto Holdings Ltd. - ADR(a)		65,892	3,363,786
Cielo S.A.		2,029,215	28,599,981
HCL Technologies Ltd.		1,077,238	15,558,883
Infosys Ltd.		139,294	2,153,173
Infosys Ltd. - ADR		379,462	6,014,473
NetEase, Inc. - ADR		75,457	10,931,078
Taiwan Semiconductor Manufacturing Co. Ltd.		2,486,130	11,320,918
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		930,608	21,134,108
Tata Consultancy Services Ltd.		382,754	15,332,700
Tencent Holdings Ltd.		1,117,225	22,296,793
Yandex N.V. - Class A(a)		246,529	3,752,171
			196,101,292

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Materials	2.0%
Industrias Penoles S.A.B. de C.V.		536,714	$8,740,064
Randgold Resources Ltd.		101,702	6,847,399
Randgold Resources Ltd. - ADR		103,050	6,899,197
			22,486,660
Telecommunication Services	5.0%
Advanced Info Service PCL - REG		1,652,100	11,739,397
Bharti Airtel Ltd.		1,625,596	10,722,858
MTN Group Ltd.		734,742	13,814,913
Telekomunikasi Indonesia Persero Tbk PT		91,920,666	20,200,829
			56,477,997
Utilities	2.5%
Power Assets Holdings Ltd.		3,023,678	27,578,231
TOTAL COMMON STOCKS (Cost $1,054,704,157)			1,067,997,065

PREFERRED STOCKS	1.0%
Financials	1.0%
Itausa - Investimentos Itau S.A.		3,893,854	11,158,932
TOTAL PREFERRED STOCKS (Cost $12,886,885)			11,158,932

SHORT-TERM INVESTMENTS	4.1%
Northern Institutional
U.S. Government Select Portfolio, 0.01%		46,103,974	46,103,974
TOTAL SHORT-TERM INVESTMENTS (Cost $46,103,974)			46,103,974
TOTAL INVESTMENTS (Cost $1,113,695,016)	100.3%		1,125,259,971
NET OTHER ASSETS (LIABILITIES)	(0.3)%		(3,749,297)
NET ASSETS	100.0%		$1,121,510,674

(a)	Non-income producing security.

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

At June 30, 2015, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	25.3%
Brazil	11.6
United Kingdom	9.6
China	9.2
Mexico	6.4
Thailand	5.3
South Africa	5.3
Indonesia	4.8
Hong Kong	4.8
Taiwan	3.7
South Korea	2.9
Malaysia	2.5
All other countries less than 2%	4.8
Total	96.2%

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.4%
Consumer Discretionary	7.8%
Las Vegas Sands Corp.		4,456	$234,252
Naspers Ltd. - Class N		1,150	179,126
Priceline Group (The), Inc.(a)		335	385,709
Starbucks Corp.		2,235	119,830
TJX (The) Cos., Inc.		3,600	238,212
			1,157,129
Consumer Staples	28.5%
Alimentation Couche-Tard, Inc. - Class B		3,980	170,257
Altria Group, Inc.		11,290	552,194
British American Tobacco PLC		13,231	709,952
Coca-Cola (The) Co.		3,141	123,221
Diageo PLC		4,950	143,187
Hershey (The) Co.		1,771	157,318
ITC Ltd.		53,885	266,675
Nestle S.A. - REG		6,139	443,214
Philip Morris International, Inc.		6,514	522,227
Reckitt Benckiser Group PLC		4,885	421,235
Reynolds American, Inc.		2,391	178,512
SABMiller PLC		2,737	142,089
Unilever N.V. - CVA		9,134	380,387
			4,210,468
Energy	1.5%
Enbridge, Inc.		4,882	228,309
Financials	20.1%
American Tower Corp.		2,898	270,354
Berkshire Hathaway, Inc. - Class B(a)		2,210	300,803
Charles Schwab (The) Corp.		4,600	150,190
CME Group, Inc.		1,462	136,054
HDFC Bank Ltd. - ADR		8,520	515,716
Housing Development Finance Corp. Ltd.		28,780	585,927
JPMorgan Chase & Co.		3,881	262,977
UBS Group A.G.		7,970	169,041
Wells Fargo & Co.		10,409	585,402
			2,976,464
Health Care.	15.5%
Abbott Laboratories		4,845	237,793

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value

Biogen, Inc.(a)		525	$212,068
Bristol-Myers Squibb Co.		5,215	347,006
Celgene Corp.(a)		2,995	346,626
Medtronic PLC		1,840	136,344
Novo Nordisk A/S - Class B		4,530	246,812
Regeneron Pharmaceuticals, Inc.(a)		165	84,171
Roche Holding A.G. (Genusschein)		1,878	526,270
Zoetis, Inc.		3,155	152,134
			2,289,224
Information Technology	19.5%
Alibaba Group Holding Ltd. - ADR(a)		1,713	140,928
Apple, Inc.		3,878	486,398
Baidu, Inc. - ADR(a)		1,045	208,039
Cielo S.A.		11,657	164,295
Cognizant Technology Solutions Corp. - Class A(a)		3,824	233,608
Facebook, Inc. - Class A(a)		925	79,333
Google, Inc. - Class C(a)		263	136,894
MasterCard, Inc. - Class A		8,275	773,547
Tencent Holdings Ltd.		8,085	161,355
Visa, Inc. - Class A		7,365	494,560
			2,878,957
Materials	1.5%
Martin Marietta Materials, Inc.		1,557	220,331
TOTAL COMMON STOCKS (Cost $13,560,849)			13,960,882

SHORT-TERM INVESTMENTS	5.5%
Northern Institutional
U.S. Government Select Portfolio, 0.01%		821,391	821,391
TOTAL SHORT-TERM INVESTMENTS (Cost $821,391)			821,391
TOTAL INVESTMENTS (Cost $14,382,240)	99.9%		14,782,273
NET OTHER ASSETS (LIABILITIES)	0.1%		8,760
NET ASSETS	100.0%		$14,791,033

(a)	Non-income producing security.

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

At June 30, 2015, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	54.2%
United Kingdom	12.1
India	9.3
Switzerland	7.7
China	3.5
Canada	2.7
All other countries less than 2%	4.9
Total	94.4%

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.8%
Consumer Discretionary	11.2%
Cie Financiere Richemont S.A. - REG		4,128	$335,777
Domino’s Pizza Group PLC		21,478	262,217
Hermes International		741	276,414
Naspers Ltd. - Class N		2,418	376,632
Paddy Power PLC		2,699	231,300
Persimmon PLC(a)		10,468	324,845
Priceline Group (The), Inc.(a)		410	472,062
Sands China Ltd.		64,242	216,307
			2,495,554
Consumer Staples	37.4%
Alimentation Couche Tard, Inc. - Class B		7,615	325,756
Amorepacific Corp.		263	98,556
British American Tobacco PLC		24,959	1,339,255
Chocoladefabriken Lindt & Sprungli A.G. (Participation
Certificate)		66	349,007
Diageo PLC		12,408	358,923
Imperial Tobacco Group PLC		8,854	426,676
ITC Ltd.		97,900	484,503
L’Oreal S.A.		1,786	318,579
Nestle S.A. - REG		12,537	905,126
Pernod Ricard S.A.		1,767	204,086
Philip Morris International, Inc.		11,093	889,326
Reckitt Benckiser Group PLC		10,228	881,962
SABMiller PLC		12,342	640,724
Unicharm Corp.		6,200	147,395
Unilever N.V. - CVA		23,573	981,703
			8,351,577
Energy	2.1%
Enbridge, Inc.		10,127	473,593
Financials	17.6%
Banco Bilbao Vizcaya Argentaria S.A.		24,408	239,241
Bank of Nova Scotia (The)		6,840	353,062
Daito Trust Construction Co. Ltd.		2,375	246,068
HDFC Bank Ltd. - ADR		15,840	958,795
Housing Development Finance Corp. Ltd.		59,300	1,207,278
Link REIT (The)		28,612	167,578

See notes to financial statements.

8

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Lloyds Banking Group PLC		219,961	$294,601
UBS Group A.G. - REG		21,259	450,897
			3,917,520
Health Care.	18.0%
Bayer A.G. - REG		2,067	289,317
Coloplast A/S - Class B		1,994	130,839
CSL Ltd.		6,734	449,265
Essilor International S.A.		3,353	399,976
Fresenius Medical Care A.G. & Co. KGaA		2,757	227,572
Grifols S.A.		7,962	320,706
Novo Nordisk A/S - Class B		14,345	781,570
Ramsay Health Care Ltd.		8,631	409,344
Roche Holding A.G.		3,572	1,000,978
			4,009,567
Industrials	3.7%
Bureau Veritas S.A.		16,922	389,761
DKSH Holding A.G.(a)		2,194	158,634
SGS S.A. - REG		148	270,055
			818,450
Information Technology	6.1%
Alibaba Group Holding Ltd. - ADR(a)		3,779	310,898
Baidu, Inc. - ADR(a)		2,123	422,647
Cielo S.A.		19,504	274,892
Tencent Holdings Ltd.		17,250	344,263
			1,352,700
Materials	2.1%
Air Liquide S.A.		2,436	308,105
Silver Wheaton Corp.		9,697	168,086
			476,191
Utilities	0.6%
Cheung Kong Infrastructure Holdings Ltd.		18,398	142,883
TOTAL COMMON STOCKS (Cost $21,691,053)			22,038,035
SHORT-TERM INVESTMENTS	1.3%
Northern Institutional
U.S. Government Select Portfolio		275,798	275,798
TOTAL SHORT-TERM INVESTMENTS (Cost $275,798)			275,798

See notes to financial statements.

9

ADVISERS INVESTMENT TRUST
VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
TOTAL INVESTMENTS (Cost $21,966,851)	100.1%		$22,313,833
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(16,267)
NET ASSETS	100.0%		$22,297,566

(a)	Non-income producing security.

At June 30, 2015, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United Kingdom	24.7%
Switzerland	15.6
India	11.9
France	8.5
United States	6.1
Canada	5.9
China	4.8
Denmark	4.1
Australia	3.9
Spain	2.5
Germany	2.3
All other countries less than 2%	8.5
Total	98.8%

See notes to financial statements.

10

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund (formally known as the AIT Global Emerging Markets Opportunity Fund), Vontobel Global Equity Institutional Fund, and Vontobel International Equity Institutional Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, and January 2, 2015, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These schedules of investments and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

11

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

12

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing each Fund’s investments based upon the three fair value levels defined above:

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$81,352,345	$—	$—	$81,352,345
Consumer Staples	353,639,574	14,092,930	—	367,732,504
Energy	9,939,082	—	—	9,939,082
Financials	260,401,213	—	—	260,401,213
Health Care	42,861,528	3,066,213	—	45,927,741
Information Technology	196,101,292	—	—	196,101,292
Materials	22,486,660	—	—	22,486,660
Telecommunications Services	56,477,997	—	—	56,477,997
Utilities	27,578,231	—	—	27,578,231
Preferred Stock(1)	11,158,932	—	—	11,158,932
Short-Term Investments(1)	46,103,974	—	—	46,103,974
Total Investments	$1,108,100,828	$17,159,143	$—	$1,125,259,971
Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$1,157,129	$—	$—	$1,157,129
Consumer Staples	4,210,468	—	—	4,210,468
Energy	228,309	—	—	228,309
Financials	2,976,464	—	—	2,976,464
Health Care	2,289,224	—	—	2,289,224
Information Technology	2,878,957	—	—	2,878,957
Materials	220,331	—	—	220,331
Short-Term Investments(1)	821,391	—	—	821,391
Total Investments	$14,782,273	$—	$—	$14,782,273

13

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,495,554	$—	$—	$2,495,554
Consumer Staples	8,351,577	—	—	8,351,577
Energy	473,593	—	—	473,593
Financials	3,917,520	—	—	3,917,520
Health Care	4,009,567	—	—	4,009,567
Industrials	818,450	—	—	818,450
Information Technology	1,352,700	—	—	1,352,700
Materials	476,191	—	—	476,191
Utilities	142,883	—	—	142,883
Short-Term Investments(1)	275,798	—	—	275,798
Total Investments	$22,313,833	$—	$—	$22,313,833

(1)	See investment industries in the Schedule of Investments

As of June 30, 2015, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. At June 30, 2015, the Funds had transfers as follows:

Transfers from Level 2 to Level 1
Portfolio	Value	Reason
Global Emerging Markets Equity
Institutional Fund
Common Stocks Financials	$10,557,543	Last trade price was applied in current period

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local trading accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

14

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of June 30, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Emerging Markets Equity Institutional Fund	$1,124,991,215	$81,016,772	$(80,748,016)	$268,756
Global Equity Institutional Fund	14,386,943	559,841	(164,511)	395,330
International Equity Institutional Fund	21,969,223	770,991	(426,381)	344,610

15

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	65.1%
China	18.6%
AAC Technologies Holdings, Inc.		649,414	$3,661,459
Agricultural Bank of China Ltd. - Class H		4,643,000	2,494,814
Angang Steel Co. Ltd. - Class H		2,584,590	1,778,466
Anhui Conch Cement Co. Ltd. - Class H		519,319	1,812,100
BYD Electronic International Co. Ltd.(a)		1,616,000	2,187,881
China Life Insurance Co. Ltd. - Class H		604,000	2,607,057
Ping An Insurance Group Co. of China Ltd. - Class H		249,157	3,342,409
Sinotruk Hong Kong Ltd.		2,986,048	1,802,728
SOHO China Ltd.		2,116,218	1,378,383
Yangzijiang Shipbuilding Holdings Ltd.		1,792,900	1,883,737
			22,949,034
Hong Kong	13.9%
Cheung Kong Property Holdings Ltd.(a)		211,116	1,751,232
China Mobile Ltd.		487,500	6,234,712
China Traditional Chinese Medicine Co. Ltd.(a)		1,722,000	1,415,303
CK Hutchison Holdings Ltd.		168,616	2,472,548
Johnson Electric Holdings Ltd.		683,525	2,190,099
L’Occitane International S.A.		1,099,564	3,133,540
			17,197,434
India	2.2%
Infosys Ltd. - ADR		174,326	2,763,067
Indonesia	3.7%
AKR Corporindo Tbk PT		5,305,964	2,337,838
Indofood CBP Sukses Makmur Tbk PT		2,330,826	2,181,138
			4,518,976
Philippines	5.0%
Alliance Global Group, Inc.		4,096,537	1,970,157
East West Banking Corp.(a)		449,016	193,574
Emperador, Inc.		10,180,370	1,941,158
Universal Robina Corp.		496,168	2,134,510
			6,239,399
Singapore	1.1%
ARA Asset Management Ltd.		1,058,929	1,371,750
South Korea	4.7%
BGF retail Co. Ltd.		6,858	983,695

See notes to financial statements.

1

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
KT&G Corp.		18,970	$1,607,781
POSCO		6,825	1,353,892
Samsung Fire & Marine Insurance Co. Ltd.		6,996	1,832,188
			5,777,556
Taiwan	15.9%
Airtac International Group		312,909	1,952,788
Delta Electronics, Inc.		549,441	2,813,062
Giant Manufacturing Co. Ltd.		388,402	3,289,277
King Slide Works Co. Ltd.		200,848	2,681,906
Makalot Industrial Co. Ltd.		254,000	2,183,663
MediaTek, Inc.		154,704	2,125,127
PChome Online, Inc.		282,000	4,655,178
			19,701,001
TOTAL COMMON STOCKS (Cost $81,784,607)			80,518,217
EQUITY-LINKED SECURITIES	28.5%
India	28.5%
Amara Raja Batteries Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 3/14/18(b)		319,117	4,411,575
Asian Paints Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/31/18		367,405	4,347,031
Bajaj Auto Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 5/22/20		85,998	3,432,380
Dr. Reddy’s Laboratories Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 5/28/20		30,956	1,721,880
Dr. Reddy’s Laboratories Ltd., Issued by Standard Chartered Bank, Maturity Date 1/3/18		21,045	1,170,596
Emami Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 5/21/20		188,021	3,413,611
Glenmark Pharmaceuticals Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/28/17		322,416	5,022,911
Indiabulls Housing Finance Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 1/30/20		340,584	3,320,698
Ramco Systems Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 5/28/20(a)		155,750	1,936,242
Ramco Systems Ltd., Issued by Deustche Bank A.G. London, Maturity Date 5/15/25(a)		75,000	932,380

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tata Motors Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 4/29/20		531,331	$2,170,521
Zee Entertainment Enterprises Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 1/30/17(b)		600,887	3,465,753
			35,345,578
TOTAL EQUITY-LINKED SECURITIES (Cost $32,049,160)			35,345,578
TOTAL INVESTMENTS
(Cost $113,833,767)	93.6%		115,863,795
NET OTHER ASSETS (LIABILITIES)	6.4%		7,873,846
NET ASSETS	100.0%		$123,737,641

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

At June 30, 2015 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	14.3%
Consumer Staples	9.9
Financials	14.8
Health Care	7.6
Industrials	17.5
Information Technology	17.0
Materials	7.5
Telecommunication Services	5.0
Total	93.6%

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	86.8%
Brazil	3.1%
BRF S.A.		60,323	$1,274,328
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		70,927	1,092,729
			2,367,057
China	18.9%
Baidu, Inc. - ADR(a)		3,637	724,054
Biostime International Holdings Ltd.		258,085	755,057
China Construction Bank Corp. - Class H		2,820,249	2,561,968
China Life Insurance Co. Ltd. - Class H		426,712	1,841,825
China Petroleum & Chemical Corp. - ADR		749	64,197
China Petroleum & Chemical Corp. - Class H		1,523,067	1,309,506
CNOOC Ltd.		195,000	276,600
CNOOC Ltd. - ADR		9,082	1,288,918
Huaneng Power International, Inc. - Class H		1,275,309	1,685,185
Industrial & Commercial Bank of China Ltd. - Class H		2,802,990	2,216,990
Lenovo Group Ltd.		470,892	647,262
Tencent Holdings Ltd.		31,367	624,536
Xinyi Solar Holdings Ltd.		776,318	319,573
			14,315,671
Greece	0.1%
Piraeus Bank S.A.(a)		440,057	98,119
Hong Kong	10.4%
China Mobile Ltd.		212,500	2,717,695
China Mobile Ltd. - ADR		20,092	1,287,697
China Overseas Land & Investment Ltd.		542,837	1,913,496
Haier Electronics Group Co. Ltd.		423,927	1,136,397
Johnson Electric Holdings Ltd.		260,808	835,661
			7,890,946
India	7.4%
HDFC Bank Ltd. - ADR		39,811	2,409,760
ICICI Bank Ltd. - ADR		148,527	1,547,651
Tata Motors Ltd. - ADR		47,028	1,621,055
			5,578,466
Jersey	1.4%
Randgold Resources Ltd.		16,152	1,083,701

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Russia	4.1%
M Video OJSC		197,928	$674,980
MMC Norilsk Nickel PJSC - ADR		91,335	1,541,652
Yandex N.V. - Class A(a)		55,571	845,791
			3,062,423
South Africa	6.5%
Naspers Ltd. - Class N		31,766	4,911,750
South Korea	15.2%
Hyundai Motor Co.		3,359	408,883
LG Household & Health Care Ltd.		2,019	1,388,820
NAVER Corp.		1,471	835,496
Samsung Electronics Co. Ltd.		4,875	5,537,919
SK Hynix, Inc.		65,091	2,473,976
Youngone Corp.		16,895	837,094
			11,482,188
Taiwan	17.9%
Cathay Financial Holding Co. Ltd.		1,326,261	2,314,000
Cleanaway Co. Ltd.		89,000	525,958
Fubon Financial Holding Co. Ltd.		550,060	1,097,950
Largan Precision Co. Ltd.		14,626	1,674,658
MediaTek, Inc.		125,670	1,726,295
Novatek Microelectronics Corp.		222,755	1,074,164
Phison Electronics Corp.		112,006	969,702
Shin Kong Financial Holding Co. Ltd.		3,597,724	1,090,991
Taiwan Semiconductor Manufacturing Co. Ltd.		355,000	1,599,583
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		38,274	869,202
Yungtay Engineering Co. Ltd.		326,439	627,352
			13,569,855

Thailand	1.8%
PTT Global Chemical PCL - REG		640,946	1,314,133
TOTAL COMMON STOCKS (Cost $64,518,731)			65,674,309
EQUITY-LINKED SECURITIES	6.6%
India	6.6%
Axis Bank Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/17/17(a)		183,591	1,607,248

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
ITC Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/22/18		303,165	$1,498,396
Reliance Industries Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/29/18		73,618	1,154,748
Tata Consultancy Services Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 1/30/17(b)		19,265	770,139
			5,030,531
TOTAL EQUITY-LINKED SECURITIES (Cost $5,079,118)			5,030,531
PREFERRED STOCKS	1.6%
South Korea	1.6%
Hyundai Motor Co. - REG - GDR		887	40,513
Hyundai Motor Co. Ltd.		12,705	1,166,943
			1,207,456
TOTAL PREFERRED STOCKS (Cost $1,627,558)			1,207,456
TOTAL INVESTMENTS
(Cost $71,225,407)	95.0%		71,912,296
NET OTHER ASSETS (LIABILITIES)	5.0%		3,781,468
NET ASSETS	100.0%		$75,693,764

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS June 30, 2015 (Unaudited)

At June 30, 2015 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	14.3%
Consumer Staples	6.5
Energy	5.4
Financials	24.7
Industrials	4.1
Information Technology	27.3
Materials	5.2
Telecommunication Services	5.3
Utilities	2.2
Total	95.0%

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	84.3%
Argentina	0.8%
Cresud SACIF y A - ADR(a)		3,723	$48,473
Brazil	2.6%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR(a)		6,682	34,613
International Meal Co. Alimentacao S.A.(a)		11,900	36,323
Lojas Renner S.A.		1,900	69,055
SLC Agricola S.A.		4,600	25,596
			165,587
Canada	1.2%
Bankers Petroleum Ltd.(a)		17,185	42,653
Canacol Energy Ltd.(a)		16,514	36,624
			79,277
Chile	1.5%
Cencosud S.A.		19,159	46,099
Vina Concha y Toro S.A.		28,013	48,820
			94,919
China	11.9%
Bank of Chongqing Co. Ltd. - Class H		82,000	77,783
BYD Electronic International Co. Ltd.(a)		54,000	73,110
China Machinery Engineering Corp. - Class H		19,000	20,279
Fufeng Group Ltd.		110,000	81,602
Geely Automobile Holdings Ltd.		65,000	34,651
Haichang Holdings Ltd.(a)(b)		186,000	40,751
Kingdee International Software Group Co. Ltd.		106,000	62,715
Maanshan Iron & Steel Co. Ltd. - Class H(a)		176,000	60,399
Nanjing Sinolife United Co. Ltd. - Class H		98,000	47,427
Sinosoft Technology Group Ltd.		56,000	40,755
Sunac China Holdings Ltd.		71,000	76,823
Sunny Optical Technology Group Co. Ltd.		29,000	63,783
Xinyi Solar Holdings Ltd.		178,000	73,274
			753,352
Greece	0.3%
Hellenic Telecommunications Organization S.A.		2,845	20,807
Hong Kong	10.0%
China Everbright Ltd.		32,000	110,696
China Traditional Chinese Medicine Co. Ltd.(a)		92,000	75,614

See notes to financial statements.

8

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
EVA Precision Industrial Holdings Ltd.		232,000	$68,093
Guotai Junan International Holdings Ltd.		186,000	119,756
Shenzhen International Holdings Ltd.		36,000	62,345
Sun Hung Kai & Co. Ltd.		73,000	65,520
Wasion Group Holdings Ltd.		84,000	130,394
			632,418
Hungary	0.7%
Magyar Telekom Telecommunications PLC(a)		32,488	45,275
India	1.0%
WNS Holdings Ltd. - ADR(a)		2,465	65,939
Indonesia	1.4%
Matahari Department Store Tbk PT		36,600	45,284
Panin Financial Tbk PT(a)		1,888,400	40,449
			85,733
Malaysia	2.8%
Berjaya Auto Bhd.		98,280	70,331
Karex Bhd.		100,200	81,549
Top Glove Corp. Bhd.		14,600	25,734
			177,614
Mexico	3.0%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		3,248	38,781
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)		12,055	59,341
Grupo Herdez S.A.B. de C.V.		6,940	17,768
Megacable Holdings S.A.B. de C.V. - Series CPO		16,924	71,045
			186,935
Philippines	1.6%
Robinsons Land Corp.		92,400	59,986
Security Bank Corp.		11,470	41,246
			101,232
Poland	2.8%
Alior Bank S.A.(a)		1,938	46,030
AmRest Holdings S.E.(a)		1,238	48,088
CCC S.A.		1,140	52,725
Eurocash S.A.		3,195	31,721
			178,564

See notes to financial statements.

9

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Romania	1.3%
BRD-Groupe Societe Generale(a)		29,879	$80,324
South Africa	2.0%
DataTec Ltd.		17,146	90,785
Northam Platinum Ltd.(a)		11,603	38,270
			129,055
South Korea	16.1%
Hanmi Pharm Co. Ltd.(a)		303	126,960
Hyundai Development Co.-Engineering & Construction		1,528	90,372
HyVision System, Inc.		2,752	26,309
Iljin Display Co. Ltd.		4,511	34,961
i-SENS, Inc.(a)		1,164	63,460
KC Green Holdings Co. Ltd.		2,721	24,599
Korea Aerospace Industries Ltd.		1,748	124,449
Korea Investment Holdings Co. Ltd.		885	50,031
Korea Petro Chemical Ind. Co. Ltd.		177	30,575
MDS Technology Co. Ltd.		2,725	59,120
OCI Materials Co. Ltd.		1,411	163,007
S&T Motiv Co. Ltd.		1,071	63,927
Samsung Techwin Co. Ltd.(a)		1,840	48,248
SFA Engineering Corp.		698	30,758
Simm Tech Co. Ltd.(a)		3,709	31,121
Woongjin Thinkbig Co. Ltd.(a)		5,811	49,155
			1,017,052
Switzerland	1.5%
Luxoft Holding, Inc.(a)		1,642	92,855
Taiwan	13.8%
China Life Insurance Co. Ltd.		77,000	78,990
Chipbond Technology Corp.		37,000	80,265
LuxNet Corp.		18,000	52,038
Macauto Industrial Co. Ltd.		9,000	34,088
Makalot Industrial Co. Ltd.		10,000	85,971
PChome Online, Inc.		4,000	66,031
Silergy Corp.		8,000	81,682
Silicon Motion Technology Corp. - ADR		3,783	130,930
Tung Thih Electronic Co. Ltd.		26,000	147,437

See notes to financial statements.

10

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
XAC Automation Corp.		31,000	$112,864
			870,296
Thailand	2.0%
Beauty Community PCL - REG		566,800	67,797
Srisawad Power 1979 PCL - REG		51,204	60,640
			128,437
Turkey	2.4%
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.		6,502	13,337
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. - Class D		48,523	28,224
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.		37,326	61,547
TAV Havalimanlari Holding A.S.		5,688	48,176
			151,284
United Arab Emirates	1.7%
Al Noor Hospitals Group PLC		2,446	36,279
NMC Health PLC		5,605	70,010
			106,289
United Kingdom	1.4%
Genel Energy PLC(a)		4,984	39,664
International Personal Finance PLC		6,424	46,049
			85,713
United States	0.5%
QIWI PLC - ADR		1,205	33,800
TOTAL COMMON STOCKS (Cost $4,638,727)			5,331,230
EQUITY-LINKED SECURITIES	13.5%
China	2.4%
Henan Pinggao Electric Co. Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 2/18/25		9,829	35,791
Shanghai Jahwa United Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 3/20/20		8,068	56,343
Sinotrans Air Transportation Development Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 1/21/20		11,948	56,037
			148,171
India	5.1%
Dish TV India Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 5/4/17(a)		28,534	47,614

See notes to financial statements.

11

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Fortis Healthcare Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/7/20(a)		33,516	$94,132
Glenmark Pharmaceuticals Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 11/25/19		1,141	17,776
LIC Housing Finance Ltd., Issued by Standard Chartered Bank, Maturity Date 3/8/18		6,873	48,561
Prestige Estates Projects Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 11/6/20		9,342	36,236
Voltas Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 5/28/20		5,826	28,754
Yes Bank Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 11/25/19		3,938	52,040
			325,113
Ireland	6.0%
Aisino Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 12/9/19		5,754	60,155
Beiqi Foton Motor Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 12/9/19		29,701	42,208
Fuyao Glass Industry Group Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 11/25/15		27,971	64,370
Glenmark Pharmaceuticals Ltd., Issued by Standard Chartered Bank, Maturity Date 7/13/19		4,961	77,287
Huangshan Tourism Development Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 12/9/19		19,807	70,766
SKS Microfinance Ltd., Issued by Standard Chartered Bank, Maturity Date 12/19/19(a)		8,717	63,743
			378,529
TOTAL EQUITY-LINKED SECURITIES (Cost $700,743)			851,813
PREFERRED STOCKS	1.0%
Brazil	1.0%
Suzano Papel e Celulose S.A. - Class A		12,424	66,094
TOTAL PREFERRED STOCKS (Cost $52,613)			66,094

See notes to financial statements.

12

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
TOTAL INVESTMENTS (Cost $5,392,083)	98.8%		$6,249,137
NET OTHER ASSETS (LIABILITIES)	1.2%		75,379
NET ASSETS	100.0%		$6,324,516

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers. At June 30, 2015 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

At June 30, 2015 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	19.0%
Consumer Staples	5.6
Energy	1.9
Financials	19.0
Health Care	9.3
Industrials	11.2
Information Technology	23.8
Materials	7.4
Telecommunication Services	1.0
Utilities	0.6
Total	98.8%

See notes to financial statements.

13

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.4%
Australia	2.9%
Newcrest Mining Ltd.(a)		709,040	$7,167,841
China	5.4%
Great Wall Motor Co. Ltd. - Class H		1,291,862	6,333,025
Tencent Holdings Ltd.		362,835	7,224,262
			13,557,287
Hong Kong	3.0%
China Mobile Ltd.		587,496	7,513,577
India	1.1%
Tata Motors Ltd. - ADR		76,975	2,653,328
Ireland	9.3%
Endo International PLC(a)		100,211	7,981,806
Jazz Pharmaceuticals PLC(a)		43,195	7,605,344
Shire PLC		95,129	7,646,771
			23,233,921
Japan	12.3%
FANUC Corp.		39,788	8,122,557
Japan Exchange Group, Inc.		254,765	8,263,528
Omron Corp.		171,108	7,431,748
Sony Corp.(a)		245,976	6,980,131
			30,797,964
Netherlands	3.0%
NXP Semiconductors N.V.(a)		76,139	7,476,850
Singapore	2.9%
Avago Technologies Ltd.		55,381	7,361,796
South Korea	1.2%
SK Hynix, Inc.		81,162	3,084,802
Switzerland	3.0%
Actelion Ltd. - REG(a)		52,040	7,631,330
Taiwan	1.4%
Inotera Memories, Inc.(a)		4,418,269	3,471,294

See notes to financial statements.

14

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	5.7%
Fiat Chrysler Automobiles N.V.(a)		481,691	$6,998,970
Reckitt Benckiser Group PLC		86,052	7,430,388
			14,429,358
United States	41.2%
Allergan PLC(a)		25,858	7,846,869
Biogen, Inc.(a)		19,870	8,026,288
Celgene Corp.(a)		69,460	8,038,953
Energizer Holdings, Inc.		55,419	7,290,369
Facebook, Inc. - Class A(a)		97,978	8,403,083
Gilead Sciences, Inc.		69,884	8,182,019
Google, Inc. - Class C(a)		14,271	7,428,198
Mallinckrodt PLC(a)		65,514	7,712,308
Qorvo, Inc.(a)		95,149	7,637,610
Twenty-First Century Fox, Inc. - Class A		237,657	7,734,547
Valeant Pharmaceuticals International, Inc.(a)		35,494	7,884,992
Valero Energy Corp.		140,353	8,786,098
Walgreens Boots Alliance, Inc.		97,991	8,274,360
			103,245,694
TOTAL COMMON STOCKS (Cost $215,907,991)			231,625,042
MASTER LIMITED PARTNERSHIPS	3.1%
United States	3.1%
Blackstone Group (The) L.P.		192,877	7,882,883
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,602,845)			7,882,883
TOTAL INVESTMENTS (Cost $222,510,836)	95.5%		239,507,925
NET OTHER ASSETS (LIABILITIES)	4.5%		11,302,583
NET ASSETS	100.0%		$250,810,508

(a) Non-income producing security.

See notes to financial statements.

15

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

At June 30, 2015 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	12.3%
Consumer Staples	9.2
Energy	3.5
Financials	6.4
Health Care	31.3
Industrials	3.2
Information Technology	23.7
Materials	2.9
Telecommunication Services	3.0
Total	95.5%

See notes to financial statements.

16

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.5%
Australia	3.2%
Newcrest Mining Ltd.(a)		10,002,817	$101,120,678
Canada	3.1%
Valeant Pharmaceuticals International, Inc.(a)		438,244	97,217,186
China	5.7%
Great Wall Motor Co. Ltd. - Class H		16,886,578	82,782,149
Tencent Holdings Ltd.		4,823,993	96,048,589
			178,830,738
France	3.1%
L’Oreal S.A.		548,386	97,767,448
Germany	9.5%
GEA Group A.G.		2,239,731	99,876,858
Henkel A.G. & Co. KGaA		1,056,013	100,922,514
Symrise A.G.		1,608,848	99,819,706
			300,619,078
Hong Kong	2.9%
China Mobile Ltd.		7,226,208	92,417,083
Ireland	9.5%
Endo International PLC(a)		1,247,035	99,326,338
Jazz Pharmaceuticals PLC(a)		571,855	100,686,510
Shire PLC		1,222,740	98,287,721
			298,300,569
Italy	3.2%
EXOR S.p.A.		2,080,999	99,255,351
Japan	23.8%
CyberAgent, Inc.		1,149,906	54,448,204
Daiwa Securities Group, Inc.		13,245,508	98,939,521
FANUC Corp.		495,136	101,079,981
Japan Exchange Group, Inc.		3,124,465	101,344,781
Omron Corp.		2,296,420	99,740,599
Sony Corp.(a)		3,266,922	92,706,379
Sysmex Corp.		1,697,764	101,060,445
Yaskawa Electric Corp.		7,851,079	100,308,203
			749,628,113

See notes to financial statements.

17

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netherlands	3.1%
NXP Semiconductors N.V.(a)		996,809	$97,886,644
Singapore	3.1%
Avago Technologies Ltd.		732,934	97,428,916
South Korea	1.2%
SK Hynix, Inc.		982,334	37,336,511
Switzerland	9.5%
Actelion Ltd. - REG(a)		686,734	100,705,107
Novartis A.G. - REG		1,012,571	100,014,508
Roche Holding A.G. (Genusschein)		356,000	99,948,238
			300,667,853
Taiwan	1.0%
Inotera Memories, Inc.(a)		42,123,647	33,095,219
United Kingdom	9.4%
3i Group PLC		12,130,969	98,357,882
ITV PLC		23,797,611	98,330,144
Reckitt Benckiser Group PLC		1,144,912	98,860,456
			295,548,482
United States	3.2%
Mallinckrodt PLC(a)		850,788	100,154,763
TOTAL COMMON STOCKS (Cost $2,767,580,656)			2,977,274,632
TOTAL INVESTMENTS (Cost $2,767,580,656)	94.5%		2,977,274,632
NET OTHER ASSETS (LIABILITIES)	5.5%		173,076,478
NET ASSETS	100.0%		$3,150,351,110

(a)    Non-income producing security.

See notes to financial statements.

18

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

At June 30, 2015 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Consumer Discretionary	10.4%
Consumer Staples	9.5
Financials	12.6
Health Care	28.5
Industrials	6.4
Information Technology	17.8
Materials	6.4
Telecommunication Services	2.9
Total	94.5%

See notes to financial statements.

19

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.3%
Australia	2.0%
Bradken Ltd.		801,813	$886,217
SAI Global Ltd.		527,379	1,694,332
			2,580,549
Austria	1.4%
Semperit A.G. Holding		42,110	1,735,185
Brazil	1.3%
Fleury S.A.		275,243	1,620,951
Canada	4.6%
Heroux-Devtek, Inc.(a)		256,919	2,279,153
Laurentian Bank of Canada		40,583	1,564,184
Stella-Jones, Inc.		59,445	1,976,106
			5,819,443
China	2.7%
Dalian Refrigeration Co. Ltd. - Class B		1,470,786	1,891,333
Dongyue Group Ltd.		4,272,000	1,538,081
			3,429,414
Finland.	1.4%
Vaisala OYJ - Class A		68,052	1,780,805
France	7.4%
Coface S.A.		148,700	1,728,354
Rubis S.C.A.		27,204	1,862,424
Saft Groupe S.A.		42,134	1,643,665
Stallergenes S.A.		25,785	1,574,122
Touax S.A.		46,488	769,642
Virbac S.A.		8,888	1,901,808
			9,480,015
Germany	5.1%
Carl Zeiss Meditec A.G. - Bearer		55,270	1,412,273
Drillisch A.G.		34,983	1,558,899
Gerresheimer A.G.		32,062	1,998,005
KWS Saat S.E.		4,736	1,575,407
			6,544,584

See notes to financial statements.

20

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hong Kong	10.0%
Mandarin Oriental International Ltd.		1,242,850	$1,945,433
Pico Far East Holdings Ltd.		6,378,000	2,041,947
SmarTone Telecommunications Holdings Ltd.		704,500	1,227,866
Vinda International Holdings Ltd.		1,085,000	2,272,666
Vitasoy International Holdings Ltd.		1,173,000	1,998,501
Wasion Group Holdings Ltd.		1,317,000	2,044,391
Yip’s Chemical Holdings Ltd.		2,177,000	1,185,333
			12,716,137
Indonesia	1.7%
Bank Bukopin Tbk PT		29,720,109	1,470,528
Wijaya Karya Persero Tbk PT		4,038,100	757,255
			2,227,783
Ireland	2.7%
FBD Holdings PLC		173,777	1,754,594
Grafton Group PLC		144,003	1,754,708
			3,509,302
Italy	4.0%
Banca IFIS S.p.A.		83,804	1,819,394
Cembre S.p.A.		118,279	1,818,397
MARR S.p.A.		83,925	1,486,162
			5,123,953
Japan	15.1%
Ariake Japan Co. Ltd.		59,700	2,440,989
CKD Corp.		160,100	1,833,215
Daiseki Co. Ltd.		110,700	2,138,706
GMO internet, Inc.		139,200	1,866,119
Kintetsu World Express, Inc.		39,800	1,786,499
Lintec Corp.		64,100	1,463,943
Mani, Inc.		25,700	1,705,395
Optex Co. Ltd.		88,600	1,826,740
Seria Co. Ltd.		56,000	2,126,035
Transcosmos, Inc.		78,200	2,079,773
			19,267,414
Malaysia	1.2%
Coastal Contracts Bhd.		2,154,900	1,564,956

See notes to financial statements.

21

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netherlands	2.4%
Corbion N.V.		82,020	$1,625,983
KAS Bank N.V. - CVA		121,245	1,468,037
			3,094,020
Norway	1.4%
Borregaard ASA		249,558	1,766,254
Singapore	2.0%
Super Group Ltd.		1,701,100	1,400,867
Tat Hong Holdings Ltd.		2,931,300	1,105,916
			2,506,783
South Korea	5.9%
Bioland Ltd.		77,889	2,790,854
Choong Ang Vaccine Laboratory		119,396	1,663,918
Han Kuk Carbon Co. Ltd.		219,604	1,371,756
Lotte Food Co. Ltd.		2,065	1,671,156
			7,497,684
Spain	1.1%
Construcciones y Auxiliar de Ferrocarriles S.A.		4,933	1,467,410
Sweden	6.2%
Avanza Bank Holding AB		38,062	1,381,572
BioGaia AB - Class B		59,500	1,765,229
Industrial & Financial Systems - Class B		49,461	1,598,322
Kabe Husvagnar AB - Class B		113,019	1,373,170
Mekonomen AB		72,781	1,776,876
			7,895,169
Switzerland	2.6%
LEM Holding S.A. - REG		2,007	1,542,101
Valiant Holding A.G. - REG		18,356	1,787,266
			3,329,367
Taiwan	3.5%
Nak Sealing Technologies Corp.		478,000	1,437,667
Sinmag Equipment Corp.		309,660	1,712,521
Youngtek Electronics Corp.		718,305	1,340,027
			4,490,215

See notes to financial statements.

22

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Thailand	0.8%
Khon Kaen Sugar Industry PCL - REG		7,717,200	$1,023,613
United Kingdom.	8.8%
A.G. Barr PLC		191,114	1,846,438
BBA Aviation PLC		307,851	1,458,034
Dart Group PLC		324,200	2,013,161
Gooch & Housego PLC		145,557	2,070,052
PayPoint PLC		130,231	2,026,899
Porvair PLC		360,000	1,754,304
			11,168,888
TOTAL COMMON STOCKS (Cost $119,791,472)			121,639,894
PREFERRED STOCKS	2.8%
Brazil	1.2%
Alpargatas S.A.		590,060	1,567,623
Germany	1.6%
Draegerwerk A.G. & Co. KGaA		18,738	2,006,938
TOTAL PREFERRED STOCKS (Cost $4,101,534)			3,574,561
TOTAL INVESTMENTS
(Cost $123,893,006)	98.1%		125,214,455
NET OTHER ASSETS (LIABILITIES)	1.9%		2,434,699
NET ASSETS	100.0%		$127,649,154

(a) Non-income producing security.

See notes to financial statements.

23

ADVISERS INVESTMENT TRUST
JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

At June 30, 2015 the industry sectors for the JOHCM International Small Cap Equity Fund were:
Sector Allocation	% of Net Assets
Consumer Discretionary	8.5%
Consumer Staples	15.8
Financials	10.2
Health Care	12.3
Industrials	27.8
Information Technology	12.6
Materials	7.3
Telecommunication Services	2.2
Utilities	1.4
Total	98.1%

See notes to financial statements.

24

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.6%
Ireland	1.7%
Jazz Pharmaceuticals PLC(a)		547	$96,311
United States	97.9%
Allison Transmission Holdings, Inc.		2,861	83,713
AMC Networks, Inc. - Class A(a)		1,117	91,426
Artisan Partners Asset Management, Inc. - Class A		3,190	148,207
Bank of the Ozarks, Inc.(a)		2,847	130,250
Barracuda Networks, Inc.		2,963	117,394
BioMarin Pharmaceutical, Inc.(a)		656	89,728
BorgWarner, Inc.		1,175	66,787
Bottomline Technologies de, Inc.(a)		4,663	129,678
C&J Energy Services Ltd.		3,872	51,110
Cogent Communications Holdings, Inc.		6,247	211,398
CONMED Corp.		1,507	87,813
CoStar Group, Inc.(a)		436	87,749
Envision Healthcare Holdings, Inc.(a)		2,239	88,396
First American Financial Corp.		4,254	158,291
First Republic Bank		3,404	214,554
FirstMerit Corp.		6,779	141,207
FMC Corp.		1,583	83,187
Fortinet, Inc.		1,500	61,995
Guidewire Software, Inc.		1,804	95,486
HD Supply Holdings, Inc.(a)		4,848	170,553
Helmerich & Payne, Inc.		1,748	123,094
Henry Schein, Inc.(a)		598	84,988
Hill-Rom Holdings, Inc.		1,487	80,789
Huntsman Corp.		3,736	82,453
Imperva, Inc.		961	65,060
Jacobs Engineering Group, Inc.		1,848	75,066
Jarden Corp.		2,364	122,337
Jones Lang LaSalle, Inc.		660	112,860
Lennar Corp. - Class A		2,008	102,488
Marketo, Inc.		3,884	108,985
Martin Marietta Materials, Inc.		978	138,397
Masco Corp.		5,436	144,978
Mattel, Inc.		2,986	76,710
Molina Healthcare, Inc.		1,590	111,777
Newfield Exploration Co.(a)		1,415	51,110

See notes to financial statements.

25

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Old Dominion Freight Line, Inc.(a)		1,531	$105,034
Orbital ATK, Inc.		1,015	74,460
Pacira Pharmaceuticals, Inc.(a)		723	51,131
Pinnacle Foods, Inc.		3,887	177,014
Ralph Lauren Corp.		727	96,226
Raymond James Financial, Inc.		1,502	89,489
Regal Entertainment Group - Class A		2,794	58,423
Ruckus Wireless, Inc.		6,257	64,697
Sabre Corp.		4,297	102,269
Signet Jewelers Ltd.		703	90,153
Tenet Healthcare Corp.(a)		1,087	62,916
Tiffany & Co.		1,642	150,736
WEX, Inc.(a)		956	108,955
WhiteWave Foods (The) Co.(a)		3,633	177,581
Woodward, Inc.		1,553	85,399
Wright Medical Group, Inc.		4,017	105,486
XPO Logistics, Inc.		1,855	83,809
			5,473,792
TOTAL COMMON STOCKS (Cost $5,197,471)			5,570,103
TOTAL INVESTMENTS
(Cost $5,197,471)	99.6%		5,570,103
NET OTHER ASSETS (LIABILITIES)	0.4%		22,361
NET ASSETS	100.0%		$5,592,464

(a)    Non-income producing security.

See notes to financial statements.

26

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

At June 30, 2015 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:
Sector Allocation	% of Net Assets
Consumer Discretionary	15.3%
Consumer Staples	6.3
Energy	4.0
Financials	17.8
Health Care	15.4
Industrials	14.7
Information Technology	16.9
Materials	5.4
Telecommunication Services	3.8
Total	99.6%

See notes to financial statements.

27

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Select Fund and JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing fees incurred. As of June 30, 2015, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Class I Shares: June 26, 2014	to seek long-term capital appreciation
(“Asia Ex-Japan Fund”)	Class II Shares: June 26, 2014
Institutional Shares: March 28, 2014
JOHCM Emerging Markets Opportunities	Class I Shares: November 21, 2012	to seek long-term capital appreciation
Fund	Class II Shares: December18, 2013
(“Emerging Markets Fund”)	Institutional Shares: November 21, 2012
JOHCM Emerging Markets Small Mid	Class I Shares: December 17, 2014	to seek long-term capital appreciation
Cap Equity Fund	Institutional Shares: December 17, 2014
(“Emerging Markets Small Mid Cap
Fund”)
JOHCM Global Equity Fund	Class I Shares: March 22, 2013	to seek long-term capital appreciation
(“Global Equity Fund”)	Institutional Shares: March 22, 2013
JOHCM International Select Fund	Class I Shares: July 29, 2009	to seek long-term capital appreciation
(“International Select Fund”)	Class II Shares: March 31, 2010
JOHCM International Small Cap Equity	Class I Shares: January 2, 2014	to seek long-term capital appreciation
Fund	Class II Shares: November 18, 2013
(“International Small Cap Fund”)	Institutional Shares: October 1, 2013
JOHCM US Small Mid Cap Equity Fund	Class I: October 31, 2014	to seek long-term capital appreciation
(“US Small Mid Cap Fund”)	Institutional Shares: October 31, 2014

Prior to November 18, 2013, the Emerging Markets Fund, Global Equity Fund, and International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

28

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Prior to the Reorganization, the Emerging Markets Fund, Global Equity Fund, and International Select Fund had no net assets or operations in the Trust. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A.      Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

29

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing each Fund’s investments based upon the three fair value levels defined above:

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Fund	Quoted Prices	Inputs	Inputs	Total
JOHCM Asia Ex-Japan Fund
Common Stocks:
Hong Kong	$1,751,232	$15,446,202	$—	$17,197,434
India	2,763,067	—	—	2,763,067
All Other Common Stocks(1)	—	60,557,716	—	60,557,716
Equity-Linked Securities (1)	—	35,345,578	—	35,345,578
Total Investments	$4,514,299	$111,349,496	$—	$115,863,795
Emerging Markets Fund
Common Stocks:
Brazil	$2,367,057	$—	$—	$2,367,057
China	2,077,169	12,238,502	—	14,315,671
Greece	—	—	98,119	98,119
Hong Kong	1,287,697	6,603,249	—	7,890,946
India	5,578,466	—	—	5,578,466
Russia	845,791	2,216,632	—	3,062,423
Taiwan	869,202	12,700,653	—	13,569,855
All Other Common Stocks(1)	—	18,791,772	—	18,791,772
Equity-Linked Securities (1)	—	5,030,531	—	5,030,531
Preferred Stocks(1)	—	1,207,456	—	1,207,456
Total Investments	$13,025,382	$58,788,795	$98,119	$71,912,296

(1)     See investment countries in the Schedule of Investments.

30

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Small Mid Cap Fund
Common Stocks:
Argentina	$48,473	$—	$—	$48,473
Brazil	165,587	—	—	165,587
Canada	79,277	—	—	79,277
Chile	94,919	—	—	94,919
Greece	—	—	20,807	20,807
India	65,939	—	—	65,939
Mexico	186,935	—	—	186,935
South Korea	—	1,017,052	—	1,017,052
Switzerlands	92,855	—	—	92,855
Taiwan	130,930	739,366	—	870,296
United States	33,800	—	—	33,800
All Other Common Stocks(1)	—	2,655,290	—	2,655,290
Equity-Linked Securities (1)	—	851,813	—	851,813
Preferred Stocks(1)	66,094	—	—	66,094
Total Investments	$964,809	$5,263,521	$20,807	$6,249,137
Global Equity Fund
Common Stocks:
China	$—	$13,557,287	$—	$13,557,287
India	2,653,328	—	—	2,653,328
Ireland	15,587,150	7,646,771	—	23,233,921
Netherlands	7,476,850	—	—	7,476,850
Singapore	7,361,796	—	—	7,361,796
United Kingdom	6,998,970	7,430,388	—	14,429,358
United States	103,245,694	—	—	103,245,694
All Other Common Stocks(1)	—	59,666,808	—	59,666,808
Master Limited Partnerships (1)	7,882,883	—	—	7,882,883
Total Investments	$151,206,671	$88,301,254	$—	$239,507,925
International Select Fund
Common Stocks:
Canada	$97,217,186	$—	$—	$97,217,186
China	—	178,830,738	—	178,830,738
Ireland	200,012,848	98,287,721	—	298,300,569
Netherlands	97,886,644	—	—	97,886,644
Singapore	97,428,916	—	—	97,428,916
United States	100,154,763	—	—	100,154,763
All Other Common Stocks(1)	—	2,107,455,816	—	2,107,455,816
Total Investments	$592,700,357	$2,384,574,275	$—	$2,977,274,632

(1)     See investment countries in the Schedule of Investments.

31

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Small Cap Fund
Common Stocks:
Brazil	$1,620,951	$—	$—	$1,620,951
Canada	5,819,443	—	—	5,819,443
All Other Common Stocks(1)	—	114,199,500	—	114,199,500
Preferred Stocks:
Brazil	1,567,623	—	—	1,567,623
All Other Preferred Stocks(1)	—	2,006,938	—	2,006,938
Total Investments	$9,008,017	$116,206,438	$—	$125,214,455
US Small Mid Cap Fund
Common Stocks (1)	$5,570,103	$—	$—	$5,570,103
Total Investments	$5,570,103	$—	$—	$5,570,103

(1)     See investment countries in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Emerging Markets Fund Common Stock Greece	Emerging Markets Small Mid Cap Fund Common Stock Greece
Balance as of 9/30/2014	$—	$—
Purchases	—	62,658
Sales	—	(28,539)
Realized Gain/(Loss)	—	(6,515)
Unrealized Appreciation/(Depreciation)	—	(6,797)
Transfer into Level 3	98,119	—
Transfer out of Level 3	—	—
Balance as of 06/30/2015	$98,119	$20,807
Net Appreciation/(Depreciation) From Investments Still Held at 06/30/2015	$(494,539)	$(6,797)

32

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

The Transfers into Level 3, noted above, were due to securities being fair valued by the Funds’ Fair Value Committee. The following is information on the valuation techniques and inputs used by the Funds’ Fair Value Committee to value Level 3 securities as of June 30, 2015:

Fund	Fair Value	Valuation Technique	Unobservable Inputs
Emerging Markets Fund
Common Stocks:
Greece	$98,119	Discount to last traded price	Discount Percentage (a)
Emerging Markets Small Mid
Cap Fund
Common Stocks:
Greece	$20,807	Discount to last traded price	Discount Percentage (b)

a-     Represents a 50% discount to the last traded price.

b-     Represents a 20% discount to the last traded price.

The unobservable inputs noted above were considered due to the unscheduled closure of the Athens Stock Exchange and imposition of capital controls in Greece announced in late June 2015. The discount rates were determined in good faith based on the issuer type, exposure to the related events announced, and reference to observable inputs for other Greek companies with securities trading in the United States. Significant changes in these inputs may significantly impact the fair value measurement. The impact would be based on the relationship between the input and the fair value measurement. An increase in the discount percentage would reduce the value of the related security, whereas a decrease in the discount percentage would increase the value of the security.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the nine months ended June 30, 2015 for the Asia Ex-Japan Fund, Emerging Markets Small Mid Cap Fund, Global Equity Fund, International Select Fund, International Small Cap Fund and US Small Mid Cap Fund. The Emerging Markets Fund had transfers between Levels 1 and 2 as follows:

Fund	Transfers from Level 1 to Level 2	Reason
Emerging Markets Fund
Common Stocks
Thailand	$1,314,133	Foreign equity securities were valued using a similar security.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

33

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

At June 30, 2015, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair Value	% of Net Assets
Asia Ex-Japan Fund	CLSA Global Markets Products Pte Ltd.	$10,411,200	8.4%
Asia Ex-Japan Fund	Deustche Bank A.G. London	19,416,751	15.7%
Asia Ex-Japan Fund	Merrill Lynch Intl. & Co	4,347,031	3.5%
Asia Ex-Japan Fund	Standard Chartered Bank	1,170,596	0.9%
Emerging Markets Fund	Deutsche Bank A.G. London	2,377,387	3.1%
Emerging Markets Fund	Merrill Lynch Intl. & Co.	2,653,144	3.5%
Emerging Markets Small Mid Cap Fund	CLSA Global Markets Products Pte Ltd.	210,950	3.3%
Emerging Markets Small Mid Cap Fund	Deustche Bank A.G. London	213,773	3.4%
Emerging Markets Small Mid Cap Fund	Standard Chartered Bank	427,090	6.8%

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia-Ex Japan Fund	$113,833,767	$7,964,431	$(5,934,403)	$2,030,028
Emerging Markets Fund	72,251,528	6,209,265	(6,548,497)	(339,232)
Emerging Markets Small Mid Cap Fund	5,402,305	999,702	(152,870)	846,832
Global Equity Fund	222,350,534	25,122,458	(7,965,067)	17,157,391
International Select Fund	2,775,782,174	285,864,825	(84,372,367)	201,492,458
International Small Cap Fund	124,028,169	12,259,233	(11,072,947)	1,186,286
US Small Mid Cap Fund	5,198,203	500,659	(128,759)	371,900

34

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Principal Amount/Shares	Value

MORTGAGE-BACKED SECURITIES	87.5%
PRIVATE	64.1%
Home Equity	55.9%
ACE Home Equity Loan Trust Series 2006-GP1
0.45%, 2/25/31		$2,023,587	$1,960,190

Bella Vista Mortgage Trust Series 2004-1
0.89%, 11/20/34		961,388	855,095

Carrington Mortgage Loan Trust Series 2006-NC2
0.34%, 6/25/36		1,300,000	1,076,118

Carrington Mortgage Loan Trust Series 2006-NC5
0.30%, 1/25/37		1,126,105	844,973

Chase Funding Trust Series 2003-3
0.73%, 4/25/33		454,209	414,906

CHL Mortgage Pass-Through Trust Series 2004-HYB8
2.37%, 1/20/35		1,098,872	1,055,794

CWHEQ Home Equity Loan Trust Series 2006-S2
5.84%, 7/25/27		1,333,409	1,452,783

Home Equity Mortgage Loan Asset-Backed Trust Series
INDS-2006-2B
0.53%, 10/25/36		2,973,675	1,881,747

Home Equity Mortgage Trust Series 2005-3
1.27%, 11/25/35		1,850,749	1,758,949

Lehman XS Trust Series 2007-4N
0.32%, 3/25/47		1,283,158	1,244,649

See notes to financial statements.

1

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

	Percentage of Net Assets	Principal Amount/Shares	Value
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1
5.82%, 3/25/47		$1,419,145	$1,434,546

			13,979,750
Other	8.2%
Invitation Homes Trust Series 2014-SFR3(a)
5.19%, 12/17/31		2,000,000	2,040,056

U.S. GOVERNMENT AGENCIES	23.4%
Fannie Mae REMICS
5.96%, 2/25/41		12,275,167	1,651,783

Freddie Mac REMICS
3.00%, 7/15/44		2,569,616	2,475,930

Freddie Mac Strips
5.76%, 3/15/44		7,263,753	1,724,655

			5,852,368

TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,898,620)			21,872,174
SHORT-TERM INVESTMENTS	12.6%
Northern Institutional
Treasury Portfolio, 0.01%		3,144,772	3,144,772
TOTAL SHORT-TERM INVESTMENTS (Cost $3,144,772)			3,144,772
TOTAL INVESTMENTS (Cost $25,043,392)	100.1%		25,016,946
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(19,201)
NET ASSETS	100.0%		$24,997,745

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The AIT River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust, and the Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund were made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015 the Fund became publicly available for investment.

The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

3

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2015 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities (1)	$—	$21,872,174	$—	$21,872,174
Short-Term Investments	3,144,772	—	—	3,144,772
Total Investments	$3,144,772	$21,872,174	$—	$25,016,946

(1)	See additional classifications in the Schedule of Investments.

As of June 30, 2015, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2015.

4

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of June 30, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$25,043,392	$183,332	$(209,778)	$(26,446)

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Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisers Investment Trust

By (Signature and Title)		/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Dina Tantra
Dina A. Tantra, President and Principal Executive Officer

Date:	August 26, 2015

By (Signature and Title)		/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer
Date:	August 26, 2015